Schedule of related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 15,929,773	$ 13,603,949
Brandt Business Services Sdn Bhd [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 2,332,646	$ 1,209,768